UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   March 31, 2001.

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one):   [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:     Raiff Partners, Inc.

   Address:  152 West 57th Street
             New York, NY  10019

   Form 13F File Number: 28-5866

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

   Name:    Sheldon Brody
   Title:   Chief Financial Officer
   Phone:   212-247-6509

Signature, Place and Date of Signing:



   /s/ Sheldon Brody        New York, NY        May 14, 2001

Report Type (Check only one):

   [X] 13F HOLDINGS REPORT
   [ ] 13F NOTICE
   [ ] 13F COMBINATION REPORT

                            FORM 13F SUMMARY PAGE
Raiff Partners, Inc.
28-5866

Report Summary:

   Number of Other Included Managers:                 3
   Form 13F Information Table Entry Total:           69
   Form 13F Information Table Value Total:     $881,325 (thousands)


List of Other Included Managers:

   No.  13F File No.   Name

   01   28-5534        Centurion Advisors, L.P.
   02   28-5414        Centurion Investment Group, L.P.
   03   28-7106        Centurion Investors, LLC

                          FORM 13F INFORMATION TABLE

Raiff Partners, Inc.
28-5866

           COLUMN 1                COLUMN 2     COLUMN 3  COLUMN 4     COLUMN 5       COL 6    COLUMN 7            COLUMN 8
------------------------------ ---------------- --------- -------- ----------------- ------- ------------ -----------------------
                                                           VALUE    SHARES/ SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT PRN CALL DSCRETN   MANAGERS     SOLE   SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- -----
RENAISSANCE RE HLDGS LTD       COM              G7496G103    10509   150100 SH       DEFINED 01 02 03       150100
HILFIGER TOMMY CORP            ORD              G8915Z102     2557   199000 SH       DEFINED 01 02 03       199000
ALLMERICA FINL CORP            COM              019754100    10637   205000 SH       DEFINED 01 02 03       205000
AMERADA HESS CORP              COM              023551104    28514   365000 SH       DEFINED 01 02 03       365000
ANNALY MTG MGMT INC            COM              035710409      619    55000 SH       DEFINED 01 02 03        55000
ANTHRACITE CAPITAL INC         COM              037023108     4878   505500 SH       DEFINED 01 02 03       505500
BEAR STEARNS COS INC           COM              073902108    12807   280000 SH       DEFINED 01 02 03       280000
BERKSHIRE HATHAWAY INC DEL     CL B             084670207    12751     5860 SH       DEFINED 01 02 03         5860
BRISTOL MYERS SQUIBB CO        COM              110122108    24354   410000 SH       DEFINED 01 02 03       410000
CIT GROUP INC                  CL A             125577106    30211  1046100 SH       DEFINED 01 02 03      1046100
CNA FINL CORP                  COM              126117100     6015   171800 SH       DEFINED 01 02 03       171800
CNA SURETY CORP                COM              12612L108      521    39200 SH       DEFINED 01 02 03        39200
CAPSTEAD MTG CORP              COM NEW          14067E407     2422   181000 SH       DEFINED 01 02 03       181000
CITIGROUP INC                  COM              172967101    16643   370000 SH       DEFINED 01 02 03       370000
COMPASS BANCSHARES INC         COM              20449H109      428    20000 SH       DEFINED 01 02 03        20000
CONSTELLATION BRANDS INC       CL A             21036P108    15426   215000 SH       DEFINED 01 02 03       215000
COUNTRYWIDE CR INDS INC DEL    COM              222372104    11104   225000 SH       DEFINED 01 02 03       225000
EFFICIENT NETWORKS INC         SB NT CV    5%05 282056AB6      994    10000 SH       DEFINED 01 02 03        10000
FEDERAL HOME LN MTG CORP       COM              313400301    20298   313100 SH       DEFINED 01 02 03       313100
FEDERAL NATL MTG ASSN          COM              313586109    27860   350000 SH       DEFINED 01 02 03       350000
FEDERATED DEPT STORES INC      COM              31410H101    15058   362400 SH       DEFINED 01 02 03       362400
FIRST REP BANK SAN FRANCISCO   COM              336158100     4659   211750 SH       DEFINED 01 02 03       211750
FIRST UN CORP                  COM              337358105    10890   330000 SH       DEFINED 01 02 03       330000
FLEETBOSTON FINL CORP          COM              339030108    16501   437100 SH       DEFINED 01 02 03       437100
FLEMING COMPANIES INC          COM              339130106     2672   105000 SH       DEFINED 01 02 03       105000
FLORIDAFIRST BANCORP           COM              343258109     1623   108210 SH       DEFINED 01 02 03       108210
GOLDEN WEST FINL CORP          COM              381317106    22391   345000 SH       DEFINED 01 02 03       345000
HCA-HEALTHCARE CO INC          COM              404119109     1740    43200 SH       DEFINED 01 02 03        43200
HANCOCK JOHN FINL SVCS INC     COM              41014S106    19736   513300 SH       DEFINED 01 02 03       513300
HARTFORD FINL SVCS GROUP INC   COM              416515104     6195   105000 SH       DEFINED 01 02 03       105000
HELLER FINANCIAL INC           CL A             423328103    17575   500000 SH       DEFINED 01 02 03       500000
HUDSON UNITED BANCORP          COM              444165104     4304   189600 SH       DEFINED 01 02 03       189600
INGLES MKTS INC                CL A             457030104     2425   204200 SH       DEFINED 01 02 03       204200
INTIMATE BRANDS INC            CL A             461156101     6725   457500 SH       DEFINED 01 02 03       457500
J P MORGAN CHASE & CO          COM              46625H100     4490   100000 SH       DEFINED 01 02 03       100000
K MART CORP                    COM              482584109    34968  3720000 SH       DEFINED 01 02 03      3720000
KELLOGG CO                     COM              487836108     3514   130000 SH       DEFINED 01 02 03       130000
KEYCORP NEW                    COM              493267108     9030   350000 SH       DEFINED 01 02 03       350000
LIMITED INC                    COM              532716107      393    25000 SH       DEFINED 01 02 03        25000
LOEWS CORP                     COM              540424108    23728   399400 SH       DEFINED 01 02 03       399400
MACK CALI RLTY CORP            COM              554489104      405    15000 SH       DEFINED 01 02 03        15000
MATTEL INC                     COM              577081102     5145   290000 SH       DEFINED 01 02 03       290000
METLIFE INC                    COM              59156R108    20377   678100 SH       DEFINED 01 02 03       678100
METRO GOLDWYN MAYER INC        COM              591610100     3514   205000 SH       DEFINED 01 02 03       205000
NATIONAL CITY CORP             COM              635405103    16237   607000 SH       DEFINED 01 02 03       607000
NEIMAN MARCUS GROUP INC        CL A             640204202    16812   515700 SH       DEFINED 01 02 03       515700
OCCIDENTAL PETE CORP DEL       COM              674599105    10544   426000 SH       DEFINED 01 02 03       426000
PMI GROUP INC                  COM              69344M101    21164   325700 SH       DEFINED 01 02 03       325700
PENNEY J C INC                 COM              708160106     9834   615000 SH       DEFINED 01 02 03       615000
PENNZOIL-QUAKER STATE COMPANY  COM              709323109     9332   666600 SH       DEFINED 01 02 03       666600
PHILIP MORRIS COS INC          COM              718154107    73135  1541300 SH       DEFINED 01 02 03      1541300
PHILIP MORRIS COS INC          CALL             718154907     1935   450000 SH  CALL DEFINED 01 02 03       450000
PHILIPS PETE CO                COM              718507106    22571   410000 SH       DEFINED 01 02 03       410000
PHILLIPS VAN HEUSEN CORP       COM              718592108     2265   150200 SH       DEFINED 01 02 03       150200
RADIAN GROUP INC               COM              750236101    18631   275000 SH       DEFINED 01 02 03       275000
REDWOOD TR INC                 COM              758075402      463    23500 SH       DEFINED 01 02 03        23500
REYNOLDS R J TOB HLDGS INC     COM              76182K105    57783  1030000 SH       DEFINED 01 02 03      1030000
ST PAUL COS INC                COM              792860108    13215   300000 SH       DEFINED 01 02 03       300000
SCHERING PLOUGH CORP           COM              806605101     1096    30000 SH       DEFINED 01 02 03        30000
TIFFANY & CO NEW               COM              886547108     1529    56100 SH       DEFINED 01 02 03        56100
TIMBERLAND CO                  CL A             887100105     4267    84000 SH       DEFINED 01 02 03        84000
TRICON GLOBAL RESTAURANTS      COM              895953107    36281   950000 SH       DEFINED 01 02 03       950000
UST INC                        COM              902911106    10518   350000 SH       DEFINED 01 02 03       350000
US BANCORP DEL                 COM NEW          902973304     6960   300000 SH       DEFINED 01 02 03       300000
UNIVERSAL HEALTH RLTY INCM TR  SH BEN INT       91359E105      570    28300 SH       DEFINED 01 02 03        28300
VENATOR GROUP INC              COM              922944103     5065   367000 SH       DEFINED 01 02 03       367000
WASHINGTON MUT INC             COM              939322103    31481   575000 SH       DEFINED 01 02 03       575000
WELLS FARGO & CO NEW           COM              949740104    26714   540000 SH       DEFINED 01 02 03       540000
WILMINGTON TRUST CORP          COM              971807102     5317    90000 SH       DEFINED 01 02 03        90000